Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000212830 | 353538606 | Franklin High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000212830 | 67066D689 | Nuveen Floating Rate Income Fund/Open End, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000212830 | 67066D739 | Nuveen High Yield Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000212830 | 704329572 | Payden High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000212830 | 912797LC9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000212830 | 72202E682 | PIMCO Preferred and Capital Security Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212830 | 09253C710 | BlackRock High Yield Municipal Fund, Class K
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212830 | 316175108 | Fidelity Money Market Government Portfolio Class I, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000212830 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212831 | 353538606 | Franklin High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000212831 | 67066D689 | Nuveen Floating Rate Income Fund/Open End, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000212831 | 67066D739 | Nuveen High Yield Income Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000212831 | 704329572 | Payden High Income Fund
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000212831 | 912797LC9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000212831 | 72202E682 | PIMCO Preferred and Capital Security Fund, Institutional Class, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212831 | 09253C710 | BlackRock High Yield Municipal Fund, Class K
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212831 | 316175108 | Fidelity Money Market Government Portfolio Class I, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000212831 | 31846V336 | First American Government Obligations Fund Class X
Holdings [Line Items]
Percent of Net Asset Value	0.70%